Income Taxes - Summary of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Income tax expense at statutory Canadian rates	25.60%	27.00%
Increase (decrease) resulting from:
Rate differential on foreign income	2.50%	2.20%
Non-deductible expenses and non-taxable income	1.60%	0.70%
Unrecognized tax losses and temporary differences	(0.50%)	0.60%
Research and development and other tax credits	(1.10%)	(1.00%)
Other	(1.50%)	(2.70%)
Average effective tax rate	26.60%	26.80%